LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
LONG-TERM DEBT

NOTE 11—LONG-TERM DEBT

        The balance of long-term debt is comprised of:

	December 31,
	2011	2010
	(In thousands)
7.00% Senior Notes due January 15, 2013; interest payable each January 15 and July 15 which commenced July 15, 2003	$15,844	$15,844
5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035; interest payable each March 1 and September 1 which commenced March 1, 2006	80,000	80,000

Long-term debt	$95,844	$95,844

        In connection with the financing of the construction of IAC's corporate headquarters, on August 31, 2005, the New York City Industrial Development Agency (the "Agency") issued $80 million in aggregate principal amount of New York City Industrial Development Agency Liberty Bonds (IAC/InterActiveCorp Project), Series 2005 (the "Liberty Bonds"). IAC is obligated to make all principal, interest and other payments in respect of the Liberty Bonds pursuant to certain security and payment arrangements between IAC and the Agency, which arrangements were entered into in connection with the closing of the Liberty Bond issuance. IAC's payment obligation under the Liberty Bonds is collateralized by a mortgage interest in the corporate headquarters building.

        Aggregate contractual maturities of long-term debt are as follows:

Years Ending December 31,	(In thousands)
2013	$15,844
2035	80,000

$95,844